Financial Assets and Financial Liabilities - Summary of Financial Liabilities Subject Offsetting (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		₩ 101,043,425	₩ 86,366,727
Gross assets offset		(65,255,554)	(56,524,202)
Net amounts in the statement of financial position		35,787,871	29,842,525
Non-offsetting amount
Financial Instruments		(33,727,369)	(21,273,643)
Cash Collateral		(75,882)	(83,837)
Net amount		1,984,620	8,485,045
Derivatives held for trading and Derivatives linked securities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		6,817,326	10,500,353
Net amounts in the statement of financial position		6,817,326	10,500,353
Non-offsetting amount
Financial Instruments		(5,519,403)	(2,302,250)
Cash Collateral		(75,882)	(83,837)
Net amount		1,466,169	8,414,498
Derivatives held for hedging
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		244,128	300,232
Net amounts in the statement of financial position		244,128	300,232
Unsettled spot exchange payable
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		7,124,998	3,374,230
Net amounts in the statement of financial position		7,124,998	3,374,230
Non-offsetting amount
Financial Instruments		(6,838,231)	(3,360,673)
Net amount		286,767	13,557
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities	[1]	15,645,498	11,769,694
Net amounts in the statement of financial position	[1]	15,645,498	11,769,694
Non-offsetting amount
Financial Instruments	[1]	(15,645,498)	(11,769,694)
Securities borrowing agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		2,860,034	2,102,537
Net amounts in the statement of financial position		2,860,034	2,102,537
Non-offsetting amount
Financial Instruments		(2,860,034)	(2,102,537)
Domestic exchange settlement credits
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		65,260,751	56,349,727
Gross assets offset		(62,396,548)	(54,611,238)
Net amounts in the statement of financial position		2,864,203	1,738,489
Non-offsetting amount
Financial Instruments		(2,864,203)	(1,738,489)
Other financial instruments
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		3,090,690	1,969,954
Gross assets offset		(2,859,006)	(1,912,964)
Net amounts in the statement of financial position		231,684	56,990
Non-offsetting amount
Financial Instruments		0	0
Net amount		₩ 231,684	₩ 56,990

[1]	Includes bonds sold under repurchase agreements to customers.